Capital management	12 Months Ended
Dec. 31, 2025
Capital management [abstract]
Capital management
26.
Capital management
Cameco’s management considers its capital structure to consist of bank overdrafts, long-term debt, short-term debt (net of cash and cash equivalents and short-term investments), non-controlling interest and shareholders’ equity.
Cameco’s capital structure reflects its strategy and the environment in which it operates. Delivering returns to long-term shareholders is a top priority. The Company’s objective is to maximize cash flow while maintaining its investment grade rating through close capital management of our balance sheet metrics. Capital resources are managed to allow it to support achievement of its goals while managing financial risks such as weakness in the market, litigation risk and refinancing risk.
The overall objectives for managing capital in 2025 reflect the environment that the Company is operating in, similar to the prior comparative period.
The capital structure at December 31 was as follows:
2025 2024
Current portion of long-term debt [note 13] $ - $ 285,707
Long-term debt [note 13] 996,348 995,583
Cash and cash equivalents (1,114,860) (600,462)
Short-term investments (99,603) -
Net debt (218,115) 680,828
Non-controlling interest 15 26
Shareholders' equity 6,903,363 6,364,307
Total
equity
6,903,378 6,364,333
Total capital $ 6,685,263 $ 7,045,161
Cameco is bound by certain covenants in its general credit facilities. The financial covenants place restrictions on total debt, including guarantees and other financial assurances. As of December 31, 2025, Cameco met these requirements.